SCHEDULES OF INVESTMENTS

ROYCE DIVIDEND VALUE FUND

MARCH 31, 2025 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 95.8%

Consumer Discretionary – 12.2%
Household Durables - 2.9%
Installed Building Products	6,970	$1,195,076
Worthington Enterprises	12,536	627,929
		1,823,005
Specialty Retail - 9.3%
Academy Sports & Outdoors	52,086	2,375,642
Advance Auto Parts	59,214	2,321,781
Bath & Body Works	40,390	1,224,625
		5,922,048
Total		7,745,053

Consumer Staples – 1.2%
Household Products - 1.2%
Kimberly-Clark de Mexico	447,643	733,439
Total		733,439

Energy – 3.5%
Energy Equipment & Services - 3.5%
Cactus Cl. A	14,866	681,309
Pason Systems	167,102	1,526,973
Total		2,208,282

Financials – 31.5%
Banks - 12.8%
BOK Financial	15,414	1,605,368
German American Bancorp	36,905	1,383,938
Glacier Bancorp	17,576	777,211
Home BancShares	50,512	1,427,974
Seacoast Banking Corporation of Florida	39,999	1,029,174
TowneBank	37,318	1,275,902
Western Alliance Bancorp	7,918	608,340
		8,107,907
Capital Markets - 7.6%
GCM Grosvenor Cl. A	110,107	1,456,715
Marex Group	43,449	1,534,619
SEI Investments	23,389	1,815,688
		4,807,022
Financial Services - 1.6%
Merchants Bancorp	27,659	1,023,383
Insurance - 9.5%
Assured Guaranty	25,814	2,274,214
Axis Capital Holdings	18,104	1,814,745
RenaissanceRe Holdings	8,146	1,955,040
		6,043,999
Total		19,982,311

Health Care – 3.6%
Health Care Providers & Services - 1.5%
Ensign Group (The)	7,439	962,607
Life Sciences Tools & Services - 2.1%
Avantor [1]	41,372	670,640
Charles River Laboratories International [1]	4,137	622,701
		1,293,341
Total		2,255,948

Industrials – 20.9%
Building Products - 3.3%
Simpson Manufacturing	2,085	327,512
UFP Industries	16,076	1,720,775
		2,048,287
Machinery - 4.3%
Lincoln Electric Holdings	2,255	426,556
Spirax Group [2]	7,410	596,774
Timken Company (The)	23,898	1,717,549
		2,740,879
Professional Services - 1.8%
KBR	19,005	946,639
Korn Ferry	2,788	189,110
		1,135,749
Trading Companies & Distributors - 11.5%
AerCap Holdings	15,575	1,591,298
Applied Industrial Technologies	5,584	1,258,298
FTAI Aviation	20,671	2,295,101
MSC Industrial Direct Cl. A	27,801	2,159,304
		7,304,001
Total		13,228,916

Information Technology – 12.2%
Electronic Equipment, Instruments & Components - 3.9%
Coherent Corp. [1]	9,658	627,191
Vontier Corporation	56,246	1,847,681
		2,474,872
IT Services - 2.8%
Kyndryl Holdings [1]	56,223	1,765,402
Semiconductors & Semiconductor Equipment - 2.6%
Kulicke & Soffa Industries	50,067	1,651,210
Software - 2.9%
Sapiens International	68,606	1,858,536
Total		7,750,020

Materials – 10.7%
Chemicals - 4.6%
Element Solutions	69,360	1,568,229
Quaker Houghton	10,916	1,349,327
		2,917,556
Containers & Packaging - 6.1%
AptarGroup	12,238	1,815,874
Ball Corporation	12,550	653,479
Silgan Holdings	27,689	1,415,462
		3,884,815
Total		6,802,371

TOTAL COMMON STOCKS
(Cost $55,051,750)		60,706,340

INVESTMENTS AT VALUE
(Cost $55,051,750)		60,706,340

REPURCHASE AGREEMENT – 2.9%
Fixed Income Clearing Corporation, 3.75% dated 3/31/25, due 4/1/25, maturity value $1,829,861 (collateralized by obligations of U.S. Government Agencies, 1.125% due 2/15/31, valued at $1,866,274)
(Cost $1,829,670)		1,829,670

TOTAL INVESTMENTS – 98.7%
(Cost $56,881,420)		62,536,010

CASH AND OTHER ASSETS
LESS LIABILITIES – 1.3%		818,657

NET ASSETS – 100.0%		$63,354,667

SCHEDULES OF INVESTMENTS

ROYCE INTERNATIONAL PREMIER FUND

MARCH 31, 2025 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 88.9%

Australia – 5.0%
Hansen Technologies [2]	894,248	$2,809,008
IPH [2]	821,903	2,343,416
Johns Lyng Group [2]	1,512,980	2,041,834
Total		7,194,258

Belgium – 1.5%
Azelis Group [2]	125,124	2,202,745
Total		2,202,745

Brazil – 1.9%
Odontoprev	1,477,464	2,703,033
Total		2,703,033

Finland – 2.0%
Enento Group [2]	171,817	2,868,838
Total		2,868,838

France – 7.4%
Antin Infrastructure Partners [2]	238,877	2,722,372
Gaztransport Et Technigaz [2]	18,263	2,767,474
Lectra [2]	88,026	2,527,519
Robertet [2]	2,849	2,516,651
Total		10,534,016

Germany – 4.1%
CTS Eventim AG & Co. [2]	32,628	3,259,749
Schott Pharma AG & Co [2]	98,841	2,528,994
Total		5,788,743

India – 1.1%
AIA Engineering [2]	20,064	782,692
Triveni Turbine [2]	117,137	763,814
Total		1,546,506

Italy – 5.0%
Carel Industries [2]	136,539	2,493,980
DiaSorin [2]	23,101	2,288,047
GVS [1,2]	504,264	2,357,982
Total		7,140,009

Japan – 21.8%
As One [2]	169,400	2,625,126
BML [2]	170,700	3,450,500
Dexerials [2]	189,900	2,347,053
Hirose Electric [2]	26,100	3,029,364
JCU [2]	130,600	2,833,722
Maruwa [2]	12,200	2,507,603
OBIC Business Consultants [2]	56,500	2,748,320
Riken Keiki [2]	151,900	2,633,641
TKC Corporation [2]	120,500	3,101,719
USS [2]	326,700	3,040,085
Zuken [2]	85,900	2,724,836
Total		31,041,969

Jersey – 2.1%
JTC [2]	259,721	3,063,136
Total		3,063,136

Lithuania – 0.6%
Baltic Classifieds Group [2]	207,284	805,365
Total		805,365

Netherlands – 1.6%
IMCD [2]	17,273	2,299,103
Total		2,299,103

Poland – 1.4%
Asseco Poland [2]	48,221	1,975,560
Total		1,975,560

Singapore – 1.3%
XP Power [1,2]	190,933	1,904,047
Total		1,904,047

South Korea – 3.3%
NICE Information Service [2]	594,443	4,718,769
Total		4,718,769

Sweden – 3.8%
Karnov Group [1,2]	318,068	2,770,149
Vitec Software Group Cl. B [2]	47,589	2,596,972
Total		5,367,121

Switzerland – 5.3%
Kardex Holding [2]	9,193	2,441,358
Partners Group Holding [2]	1,331	1,888,714
Tecan Group [2]	6,176	1,173,743
VZ Holding [2]	10,437	1,993,608
Total		7,497,423

United Kingdom – 19.7%
Ashtead Technology Holdings [2]	569,944	3,918,312
Auction Technology Group [1,2]	346,798	2,608,857
CVS Group [2]	271,264	3,533,937
Diploma [2]	54,065	2,700,617
DiscoverIE Group [2]	524,116	3,681,499
Halma [2]	88,539	2,961,175
Intertek Group [2]	49,032	3,174,809
Marlowe [2]	659,308	2,767,847
Rightmove [2]	305,909	2,710,201
Total		28,057,254

TOTAL COMMON STOCKS
(Cost $123,065,894)		126,707,895

PREFERRED STOCK– 1.6%
Germany – 1.6%
FUCHS[2]	46,862	2,246,539
(Cost $1,547,171)		2,246,539

INVESTMENTS AT VALUE
(Cost $124,613,065)		128,954,434

REPURCHASE AGREEMENT – 2.5%
Fixed Income Clearing Corporation, 3.75% dated 3/31/25, due 4/1/25, maturity value $3,619,813 (collateralized by obligations of U.S. Government Agencies, 1.125% due 2/15/31, valued at $3,691,946)
(Cost $3,619,436)		3,619,436

TOTAL INVESTMENTS – 93.0%
(Cost $128,232,501)		132,573,870

CASH AND OTHER ASSETS
LESS LIABILITIES – 7.0%		9,949,486

NET ASSETS – 100.0%		$142,523,356

SCHEDULES OF INVESTMENTS

ROYCE MICRO-CAP FUND

MARCH 31, 2025 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 96.7%

Communication Services – 4.2%
Entertainment - 1.3%
IMAX Corporation [1]	126,183	$3,324,922
Interactive Media & Services - 1.8%
DHI Group [1]	329,005	457,317
QuinStreet [1]	145,105	2,588,673
Vimeo [1]	285,306	1,500,710
		4,546,700
Media - 1.1%
Magnite [1]	175,591	2,003,493
Thryv Holdings [1]	66,073	846,395
		2,849,888
Total		10,721,510

Consumer Discretionary – 11.1%
Automobile Components - 0.8%
Modine Manufacturing [1]	15,939	1,223,318
Stoneridge [1]	177,482	814,643
		2,037,961
Diversified Consumer Services - 1.9%
Legacy Education [1,3]	268,676	1,926,407
Lincoln Educational Services [1]	183,475	2,911,748
		4,838,155
Hotels, Restaurants & Leisure - 1.4%
Century Casinos [1]	430,485	727,520
Denny’s Corporation [1]	67,685	248,404
Lindblad Expeditions Holdings [1]	267,119	2,476,193
		3,452,117
Household Durables - 1.7%
Hovnanian Enterprises Cl. A [1]	13,415	1,404,685
Legacy Housing [1]	111,224	2,805,069
		4,209,754
Leisure Products - 1.7%
American Outdoor Brands [1]	247,351	3,007,788
MasterCraft Boat Holdings [1]	80,469	1,385,676
		4,393,464
Specialty Retail - 2.9%
Beyond [1]	173,521	1,006,422
Citi Trends [1]	125,661	2,781,506
OneWater Marine Cl. A [1]	101,548	1,643,047
RealReal [1]	99,922	538,579
Shoe Carnival	61,573	1,353,990
		7,323,544
Textiles, Apparel & Luxury Goods - 0.7%
Lakeland Industries	54,611	1,109,149
Vera Bradley [1]	293,415	660,184
		1,769,333
Total		28,024,328

Consumer Staples – 1.1%
Food Products - 1.1%
Seneca Foods Cl. A [1]	32,688	2,910,540
Total		2,910,540

Energy – 3.6%
Energy Equipment & Services - 3.2%
Natural Gas Services Group [1]	134,046	2,944,991
NPK International [1]	499,400	2,901,514
Ranger Energy Services Cl. A	136,951	1,943,335
Select Water Solutions Cl. A	27,565	289,432
		8,079,272
Oil, Gas & Consumable Fuels - 0.4%
SandRidge Energy	97,667	1,115,357
Total		9,194,629

Financials – 17.0%
Banks - 9.1%
BayCom Corp.	111,510	2,806,707
Customers Bancorp [1]	44,928	2,255,386
First Foundation	122,422	635,370
HarborOne Bancorp	243,748	2,527,667
HBT Financial	129,728	2,907,204
HomeTrust Bancshares	77,237	2,647,684
Investar Holding	148,600	2,616,846
Midway Investments [1,4]	1,858,170	0
Northeast Bank	15,983	1,463,084
Stellar Bancorp	95,377	2,638,128
Western New England Bancorp	285,055	2,651,011
		23,149,087
Capital Markets - 4.8%
Canaccord Genuity Group	390,517	2,282,233
Oppenheimer Holdings Cl. A	24,155	1,440,363
Silvercrest Asset Management Group Cl. A	159,158	2,603,825
Sprott	68,380	3,063,451
StoneX Group [1]	35,001	2,673,376
		12,063,248
Consumer Finance - 0.9%
EZCORP Cl. A [1]	163,891	2,412,476
Financial Services - 1.6%
Cass Information Systems	50,983	2,205,015
NewtekOne	50,257	601,073
Repay Holdings Cl. A [1]	216,661	1,206,802
		4,012,890
Insurance - 0.6%
International General Insurance Holdings	57,061	1,501,275
Total		43,138,976

Health Care – 10.6%
Biotechnology - 2.7%
Absci Corporation [1,3]	210,839	529,206
ARS Pharmaceuticals [1,3]	88,054	1,107,719
CareDx [1]	120,744	2,143,206
Dynavax Technologies [1]	146,689	1,902,556
MeiraGTx Holdings [1]	177,675	1,204,637
		6,887,324

Health Care Equipment & Supplies - 2.9%
Apyx Medical [1]	591,628	810,530
Artivion [1]	91,693	2,253,814
Establishment Labs Holdings [1]	55,061	2,246,764
Inogen [1]	93,112	663,889
Profound Medical [1]	233,460	1,331,925
		7,306,922
Health Care Providers & Services - 0.6%
AMN Healthcare Services [1]	62,753	1,534,938
Health Care Technology - 0.7%
Simulations Plus	74,095	1,816,810
Life Sciences Tools & Services - 3.0%
BioLife Solutions [1]	130,008	2,969,383
Harvard Bioscience [1]	638,541	361,414
Maravai LifeSciences Holdings Cl. A [1]	369,703	817,044
MaxCyte [1,3]	153,457	418,937
Mesa Laboratories	21,561	2,558,428
Standard BioTools [1,3]	300,360	324,389
		7,449,595
Pharmaceuticals - 0.7%
Harrow [1]	65,740	1,748,684
Total		26,744,273

Industrials – 24.1%
Aerospace & Defense - 2.4%
Astronics Corporation [1]	115,396	2,789,122
CPI Aerostructures [1]	318,190	1,104,119
Park Aerospace	153,862	2,069,444
		5,962,685
Air Freight & Logistics - 0.3%
Radiant Logistics [1]	135,526	833,485
Building Products - 0.9%
Janus International Group [1]	38,739	278,921
Quanex Building Products	108,652	2,019,840
		2,298,761
Commercial Services & Supplies - 4.9%
Acme United	71,778	2,843,127
CECO Environmental [1]	125,970	2,872,116
Liquidity Services [1]	86,745	2,689,962
Montrose Environmental Group [1]	92,539	1,319,606
VSE Corporation	22,899	2,747,651
		12,472,462
Construction & Engineering - 2.9%
Ameresco Cl. A [1]	23,738	286,755
Concrete Pumping Holdings	259,783	1,418,415
IES Holdings [1]	10,327	1,705,091
Limbach Holdings [1]	16,757	1,247,894
Northwest Pipe [1]	64,263	2,654,062
		7,312,217
Electrical Equipment - 0.8%
American Superconductor [1]	106,450	1,931,003
Ground Transportation - 0.7%
Covenant Logistics Group Cl. A	85,572	1,899,698
Machinery - 4.1%
Commercial Vehicle Group [1]	222,294	255,638
Graham Corporation [1]	80,322	2,314,880
Luxfer Holdings	202,871	2,406,050
Porvair [2]	170,247	1,503,162
Shyft Group (The)	187,523	1,517,061
Titan International [1]	113,557	952,743
Wabash National	130,000	1,436,500
		10,386,034
Marine Transportation - 0.9%
Clarkson [2]	52,913	2,328,420
Professional Services - 3.2%
Asure Software [1]	82,692	789,709
Forrester Research [1]	110,655	1,022,452
Kforce	37,823	1,849,167
NV5 Global [1]	93,600	1,803,672
Resources Connection	217,997	1,425,700
TrueBlue [1]	185,410	984,527
TTEC Holdings [1]	54,503	179,315
		8,054,542
Trading Companies & Distributors - 3.0%
Alta Equipment Group	116,158	544,781
Distribution Solutions Group [1]	89,213	2,497,964
EVI Industries	47,248	792,821
Titan Machinery [1]	56,663	965,538
Transcat [1]	36,084	2,686,454
		7,487,558
Total		60,966,865

Information Technology – 21.3%
Communications Equipment - 3.7%
ADTRAN Holdings [1]	139,994	1,220,748
Applied Optoelectronics [1]	88,608	1,360,133
Clearfield [1]	72,448	2,153,154
Digi International [1]	96,232	2,678,137
Harmonic [1]	182,927	1,754,270
Ribbon Communications [1]	42,962	168,411
		9,334,853
Electronic Equipment, Instruments & Components - 9.2%
Arlo Technologies [1]	246,837	2,436,281
Bel Fuse Cl. B	39,078	2,925,379
Climb Global Solutions	17,086	1,892,445
FARO Technologies [1]	97,241	2,654,679
LightPath Technologies Cl. A [1]	808,510	1,625,105
Luna Innovations [1,2,3]	445,804	303,147
nLIGHT [1]	279,314	2,170,270
PAR Technology [1]	44,653	2,739,015
Powerfleet [1]	474,346	2,604,160
Richardson Electronics	174,315	1,945,355
Vishay Precision Group [1]	83,288	2,006,408
		23,302,244
Semiconductors & Semiconductor Equipment - 7.2%
Aehr Test Systems [1,3]	119,656	872,292
Amtech Systems [1]	167,883	810,875
Camtek	21,936	1,286,108
Cohu [1]	82,400	1,212,104
Ichor Holdings [1]	94,793	2,143,270
inTEST Corporation [1]	220,595	1,541,959
Kopin Corporation [1]	1,439,111	1,341,539
Nova [1]	12,163	2,242,006
NVE Corporation	34,143	2,176,275
Penguin Solutions [1]	42,504	738,294
Photronics [1]	115,056	2,388,562
Ultra Clean Holdings [1]	73,682	1,577,532
		18,330,816
Software - 0.6%
PROS Holdings [1]	74,082	1,409,781
Technology Hardware, Storage & Peripherals - 0.6%
AstroNova [1]	157,970	1,451,744
Total		53,829,438

Materials – 2.9%
Chemicals - 0.5%
Core Molding Technologies [1]	78,404	1,191,741
Metals & Mining - 2.4%
Alphamin Resources	100,088	34,080
Altius Minerals	106,161	1,826,585
Ferroglobe	412,754	1,531,317
Major Drilling Group International [1]	486,613	2,711,953
		6,103,935
Total		7,295,676

Real Estate – 0.8%
Real Estate Management & Development - 0.8%
FRP Holdings [1]	54,032	1,543,694
Marcus & Millichap	13,100	451,295
Total		1,994,989

TOTAL COMMON STOCKS
(Cost $216,606,141)		244,821,224

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.7%
Money Market Funds Federated Hermes Government Obligations Fund - Institutional Shares (7 day yield-4.21%)
(Cost $1,709,777)	1,709,777	1,709,777

INVESTMENTS AT VALUE
(Cost $218,315,918)		246,531,001

REPURCHASE AGREEMENT – 3.4%
Fixed Income Clearing Corporation, 3.75% dated 3/31/25, due 4/1/25, maturity value $8,677,967 (collateralized by obligations of U.S. Government Agencies, 1.125% due 2/15/31, valued at $8,850,717)
(Cost $8,677,063)		8,677,063

TOTAL INVESTMENTS – 100.8%
(Cost $226,992,981)		255,208,064

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.8)%		(2,110,044)

NET ASSETS – 100.0%		$253,098,020

SCHEDULES OF INVESTMENTS

ROYCE PREMIER FUND

MARCH 31, 2025 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 95.4%

Consumer Discretionary – 11.2%
Automobile Components - 4.1%
Dorman Products [1]	179,143	$21,593,897
LCI Industries	231,000	20,196,330
		41,790,227
Distributors - 1.1%
Pool Corporation	36,921	11,753,800
Household Durables - 1.3%
Installed Building Products	80,276	13,764,123
Leisure Products - 1.2%
Brunswick Corporation	230,856	12,431,595
Specialty Retail - 1.7%
Valvoline [1]	498,465	17,351,567
Textiles, Apparel & Luxury Goods - 1.8%
Ralph Lauren Cl. A	82,878	18,294,490
Total		115,385,802

Consumer Staples – 1.8%
Personal Care Products - 1.8%
Interparfums	166,681	18,979,965
Total		18,979,965

Financials – 10.7%
Capital Markets - 10.0%
Lazard	391,377	16,946,624
Morningstar	73,365	21,999,962
SEI Investments	468,641	36,380,601
TMX Group	779,000	28,441,444
		103,768,631
Insurance - 0.7%
RLI Corp.	85,200	6,844,116
Total		110,612,747

Health Care – 7.2%
Health Care Equipment & Supplies - 5.1%
Enovis Corporation [1]	798,627	30,515,538
Haemonetics Corporation [1]	343,732	21,844,168
		52,359,706
Life Sciences Tools & Services - 2.1%
Bio-Techne	370,609	21,728,806
Total		74,088,512

Industrials – 34.7%
Aerospace & Defense - 1.2%
Woodward	65,000	11,861,850
Building Products - 3.1%
AAON	64,000	5,000,320
Simpson Manufacturing	96,291	15,125,390
UFP Industries	109,932	11,767,121
		31,892,831
Commercial Services & Supplies - 3.7%
Brady Corporation Cl. A	117,843	8,324,430
RB Global	302,334	30,324,100
		38,648,530
Construction & Engineering - 5.1%
Arcosa	387,066	29,850,530
Valmont Industries	78,775	22,480,022
		52,330,552
Ground Transportation - 1.8%
Landstar System	121,903	18,309,831
Machinery - 16.7%
Enpro	71,956	11,641,761
ESAB Corporation	222,750	25,950,375
ESCO Technologies	174,715	27,800,651
JBT Marel	269,870	32,978,114
Kadant	57,000	19,203,870
Lincoln Electric Holdings	85,626	16,197,014
Lindsay Corporation	121,131	15,325,494
RBC Bearings [1]	73,121	23,528,144
		172,625,423
Professional Services - 1.5%
Exponent	89,052	7,218,555
Korn Ferry	125,708	8,526,774
		15,745,329
Trading Companies & Distributors - 1.6%
Air Lease Cl. A	350,183	16,917,341
Total		358,331,687

Information Technology – 10.5%
Electronic Equipment, Instruments & Components - 3.4%
Cognex Corporation	461,124	13,755,329
Littelfuse	106,400	20,933,136
Rogers Corporation [1]	15,784	1,065,894
		35,754,359
Semiconductors & Semiconductor Equipment - 7.1%
Axcelis Technologies [1]	46,808	2,324,953
Cirrus Logic [1]	264,807	26,389,342
FormFactor [1]	560,590	15,859,091
MKS Instruments	355,074	28,459,181
		73,032,567
Total		108,786,926

Materials – 10.8%
Chemicals - 5.2%
Innospec	277,553	26,298,147
Quaker Houghton	220,501	27,256,128
		53,554,275
Metals & Mining - 2.7%
Reliance	95,717	27,638,284
Paper & Forest Products - 2.9%
Stella-Jones	645,881	30,627,789
Total		111,820,348

Real Estate – 8.5%
Real Estate Management & Development - 8.5%
Colliers International Group	218,043	26,448,616
FirstService Corporation	191,323	31,750,052
Kennedy-Wilson Holdings	1,963,995	17,047,477
Marcus & Millichap	372,385	12,828,663
Total		88,074,808

TOTAL COMMON STOCKS
(Cost $616,054,756)		986,080,795

INVESTMENTS AT VALUE
(Cost $616,054,756)		986,080,795

REPURCHASE AGREEMENT – 4.7%
Fixed Income Clearing Corporation, 3.75% dated 3/31/25, due 4/1/25, maturity value $48,583,622 (collateralized by obligations of U.S. Government Agencies, 3.875% due 8/15/34, valued at $49,550,281)
(Cost $48,578,561)		48,578,561

TOTAL INVESTMENTS – 100.1%
(Cost $664,633,317)		1,034,659,356

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.1)%		(1,168,760)

NET ASSETS – 100.0%		$1,033,490,596

SCHEDULES OF INVESTMENTS

ROYCE SMALL-CAP FUND

MARCH 31, 2025 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 96.6%

Communication Services – 1.8%
Diversified Telecommunication Services - 0.3%
IDT Corporation Cl. B	84,690	$4,345,444
Entertainment - 0.8%
IMAX Corporation [1]	506,039	13,334,128
Interactive Media & Services - 0.4%
QuinStreet [1]	76,292	1,361,049
Ziff Davis [1]	134,393	5,050,489
		6,411,538
Media - 0.3%
TEGNA	242,672	4,421,484
Total		28,512,594

Consumer Discretionary – 8.8%
Automobile Components - 2.6%
Dorman Products [1]	126,812	15,285,918
Garrett Motion	371,260	3,107,446
LCI Industries	90,927	7,949,748
Lear Corporation	40,066	3,534,623
Modine Manufacturing [1]	70,990	5,448,482
Visteon Corporation [1]	89,253	6,927,818
		42,254,035
Distributors - 0.1%
LKQ Corporation	5,708	242,818
Pool Corporation	2,956	941,043
		1,183,861
Diversified Consumer Services - 0.1%
frontdoor [1]	56,458	2,169,116
Hotels, Restaurants & Leisure - 0.1%
Bloomin’ Brands	301,209	2,159,668
Household Durables - 2.0%
Champion Homes [1]	14,521	1,376,010
Ethan Allen Interiors	130,744	3,621,609
Installed Building Products	43,077	7,385,982
M/I Homes [1]	79,073	9,028,555
Meritage Homes	50,811	3,601,484
PulteGroup	29,285	3,010,498
Tri Pointe Homes [1]	120,489	3,846,009
		31,870,147
Leisure Products - 0.5%
Brunswick Corporation	53,965	2,906,015
YETI Holdings [1]	164,306	5,438,529
		8,344,544
Specialty Retail - 3.4%
Academy Sports & Outdoors	239,109	10,905,762
Advance Auto Parts	199,586	7,825,767
Asbury Automotive Group [1]	45,678	10,087,530
Caleres	222,419	3,832,279
J.Jill	182,880	3,571,646
Murphy USA	1,595	749,347
OneWater Marine Cl. A [1]	244,105	3,949,619
Shoe Carnival	118,115	2,597,349
Signet Jewelers	69,969	4,062,400
Valvoline [1]	169,263	5,892,045
Williams-Sonoma	5,030	795,243
		54,268,987
Total		142,250,358

Consumer Staples – 0.6%
Personal Care Products - 0.6%
Interparfums	88,298	10,054,493
Total		10,054,493

Energy – 2.2%
Energy Equipment & Services - 1.0%
Core Laboratories	136,390	2,044,486
Pason Systems	1,305,439	11,929,067
Weatherford International	36,107	1,933,530
		15,907,083
Oil, Gas & Consumable Fuels - 1.2%
Chord Energy	32,833	3,700,936
Civitas Resources	104,410	3,642,865
Crescent Energy Cl. A	183,370	2,061,079
Matador Resources	75,159	3,839,873
SM Energy	123,323	3,693,524
Teekay Tankers Cl. A	95,091	3,639,132
		20,577,409
Total		36,484,492

Financials – 21.6%
Banks - 5.8%
Banc of California	287,165	4,074,871
Bank of N.T. Butterfield & Son	188,155	7,322,993
BankUnited	151,423	5,215,008
BOK Financial	40,236	4,190,579
CNB Financial	101,893	2,267,119
Coastal Financial [1]	21,450	1,939,294
Esquire Financial Holdings	17,411	1,312,441
First Citizens BancShares Cl. A	6,938	12,863,885
First Financial Bankshares	51,401	1,846,324
German American Bancorp	53,464	2,004,900
Hingham Institution for Savings	17,442	4,147,708
Home BancShares	196,672	5,559,917
Metropolitan Bank Holding [1]	65,019	3,640,414
Northeast Bank	20,674	1,892,498
OceanFirst Financial	146,752	2,496,252
Origin Bancorp	235,753	8,173,557
Popular	187,297	17,300,624
Timberland Bancorp	111,102	3,349,725
TrustCo Bank Corp NY	121,838	3,713,622
Western Alliance Bancorp	2,807	215,662
		93,527,393
Capital Markets - 7.8%
Artisan Partners Asset Management Cl. A	353,282	13,813,326
Evercore Cl. A	13,021	2,600,554
GCM Grosvenor Cl. A	854,408	11,303,818
Houlihan Lokey Cl. A	16,200	2,616,300
Lazard	98,697	4,273,580
Marex Group	309,475	10,930,657
Morningstar	35,006	10,497,249
Onex Corporation	164,237	10,991,742
Perella Weinberg Partners Cl. A	172,021	3,165,186
SEI Investments	314,808	24,438,545
Silvercrest Asset Management Group Cl. A	18,280	299,061
Sprott	241,751	10,830,539
StoneX Group [1]	27,085	2,068,752
TMX Group	444,202	16,217,903
Victory Capital Holdings	42,266	2,445,934
		126,493,146
Consumer Finance - 0.3%
FirstCash Holdings	35,660	4,290,611
Financial Services - 1.3%
Compass Diversified Holdings	137,858	2,573,809
Enact Holdings	111,669	3,880,498
International Money Express [1]	265,440	3,349,853
Merchants Bancorp	149,847	5,544,339
Mr. Cooper Group [1]	25,106	3,002,677
Walker & Dunlop	36,966	3,155,418
WEX [1]	3,635	570,767
		22,077,361
Insurance - 6.4%
AMERISAFE	49,774	2,615,624
Assured Guaranty	294,780	25,970,118
Axis Capital Holdings	38,247	3,833,879
Berkley (W.R.)	150,156	10,685,101
E-L Financial	23,327	20,635,330
International General Insurance Holdings	578,208	15,212,653
RenaissanceRe Holdings	27,482	6,595,680
RLI Corp.	82,810	6,652,127
Skyward Specialty Insurance Group [1]	82,539	4,367,964
Tiptree	192,049	4,626,460
White Mountains Insurance Group	1,783	3,433,719
		104,628,655
Total		351,017,166

Health Care – 8.5%
Biotechnology - 1.9%
ADMA Biologics [1]	332,670	6,600,173
Arcutis Biotherapeutics [1]	127,761	1,998,182
Blueprint Medicines [1]	8,618	762,779
BridgeBio Pharma [1]	91,778	3,172,765
CareDx [1]	33,770	599,417
Catalyst Pharmaceuticals [1]	411,469	9,978,123
Halozyme Therapeutics [1]	78,044	4,979,988
Insmed [1]	41,448	3,162,068
Soleno Therapeutics [1]	1,926	137,613
		31,391,108
Health Care Equipment & Supplies - 3.6%
Alphatec Holdings [1]	213,292	2,162,781
Enovis Corporation [1]	430,624	16,454,143
Envista Holdings [1]	178,369	3,078,649
Establishment Labs Holdings [1]	3,377	137,798
Haemonetics Corporation [1]	327,208	20,794,068
Lantheus Holdings [1]	38,173	3,725,685
QuidelOrtho Corporation [1]	31,817	1,112,640
Surmodics [1]	41,784	1,275,666
TransMedics Group [1,3]	139,460	9,382,869
		58,124,299
Health Care Providers & Services - 0.4%
Molina Healthcare [1]	13,654	4,497,491
PACS Group [1]	149,878	1,684,629
		6,182,120
Health Care Technology - 0.1%
Certara [1]	217,554	2,153,785
Life Sciences Tools & Services - 1.9%
Azenta [1]	122,710	4,250,674
BioLife Solutions [1]	153,979	3,516,880
Bio-Techne	130,021	7,623,131
Maravai LifeSciences Holdings Cl. A [1,3]	30,023	66,351
Mesa Laboratories	95,515	11,333,810
Stevanato Group	194,249	3,966,565
		30,757,411
Pharmaceuticals - 0.6%
Amphastar Pharmaceuticals [1]	123,632	3,584,092
Collegium Pharmaceutical [1]	119,707	3,573,254
SIGA Technologies	397,090	2,176,053
		9,333,399
Total		137,942,122

Industrials – 27.2%
Aerospace & Defense - 0.6%
Karman Holdings [1]	65,390	2,185,334
Kratos Defense & Security Solutions [1]	166,089	4,931,182
Leonardo DRS	94,977	3,122,844
		10,239,360
Air Freight & Logistics - 0.4%
Hub Group Cl. A	187,870	6,983,128
Building Products - 2.4%
AAON	35,191	2,749,473
Builders FirstSource [1]	92,073	11,503,600
Carlisle Companies	3,677	1,252,018
Insteel Industries	19,396	510,115
Janus International Group [1]	350,409	2,522,945
MasterBrand [1]	260,915	3,407,550
Simpson Manufacturing	45,863	7,204,160
UFP Industries	82,021	8,779,528
		37,929,389
Commercial Services & Supplies - 1.6%
Brady Corporation Cl. A	89,447	6,318,536
Healthcare Services Group [1]	639,751	6,448,690
Liquidity Services [1]	100,892	3,128,661
RB Global	31,230	3,132,369
UniFirst Corporation	8,227	1,431,498
Vestis Corporation	519,108	5,139,169
		25,598,923
Construction & Engineering - 3.7%
Arcosa	388,223	29,939,758
Construction Partners Cl. A [1]	131,429	9,445,802
IES Holdings [1]	19,754	3,261,583
Limbach Holdings [1]	30,169	2,246,685
Northwest Pipe [1]	35,856	1,480,853
Sterling Infrastructure [1]	30,022	3,398,791
Valmont Industries	37,368	10,663,706
		60,437,178
Electrical Equipment - 1.4%
American Superconductor [1]	92,177	1,672,091
Atkore	53,035	3,181,569
Nextracker Cl. A [1]	99,041	4,173,588
Preformed Line Products	100,721	14,110,005
		23,137,253
Ground Transportation - 0.8%
ArcBest Corporation	49,026	3,460,255
Landstar System	52,993	7,959,549
Ryder System	4,761	684,679
Schneider National Cl. B	21,736	496,668
		12,601,151
Machinery - 7.9%
Allison Transmission Holdings	44,084	4,217,516
Atmus Filtration Technologies	263,425	9,675,600
Enpro	79,584	12,875,895
ESAB Corporation	139,835	16,290,778
ESCO Technologies	53,809	8,562,088
Graham Corporation [1]	90,718	2,614,493
Helios Technologies	54,852	1,760,201
JBT Marel	123,966	15,148,645
Kadant	36,039	12,141,900
Lincoln Electric Holdings	54,999	10,403,611
Lindsay Corporation	62,639	7,925,086
Miller Industries	216,184	9,159,716
Mueller Industries	4,508	343,239
RBC Bearings [1]	36,969	11,895,515
REV Group	30,219	954,920
Timken Company (The)	64,334	4,623,685
		128,592,888
Marine Transportation - 1.1%
Genco Shipping & Trading	264,868	3,538,636
Kirby Corporation [1]	107,460	10,854,535
Pangaea Logistics Solutions	547,509	2,606,143
		16,999,314
Professional Services - 2.7%
Barrett Business Services	28,445	1,170,512
CBIZ [1]	91,807	6,964,479
Dun & Bradstreet Holdings	219,000	1,957,860
Exponent	31,015	2,514,076
Forrester Research [1]	435,631	4,025,230
Franklin Covey [1]	175,233	4,839,936
IBEX [1]	193,178	4,703,884
KBR	236,015	11,755,907
Korn Ferry	91,196	6,185,825
		44,117,709
Trading Companies & Distributors - 4.6%
Air Lease Cl. A	546,920	26,421,705
Applied Industrial Technologies	43,882	9,888,370
Distribution Solutions Group [1]	106,672	2,986,816
EVI Industries	338,570	5,681,204
FTAI Aviation	17,906	1,988,103
MSC Industrial Direct Cl. A	60,327	4,685,598
Richelieu Hardware	288,462	6,733,219
Rush Enterprises Cl. A	26,174	1,397,953
Transcat [1]	163,317	12,158,951
WESCO International	12,926	2,007,408
		73,949,327
Total		440,585,620

Information Technology – 17.1%
Communications Equipment - 0.6%
Ciena Corporation [1]	54,701	3,305,581
Digi International [1]	258,206	7,185,873
		10,491,454
Electronic Equipment, Instruments & Components - 7.3%
Bel Fuse Cl. B	40,224	3,011,169
Cognex Corporation	301,183	8,984,289
Coherent Corp. [1]	69,138	4,489,822
Crane NXT	132,572	6,814,201
ePlus [1]	26,288	1,604,357
Fabrinet [1]	27,237	5,379,580
FARO Technologies [1]	31,322	855,091
Flex [1]	86,874	2,873,792
Jabil	27,166	3,696,478
Knowles Corporation [1]	173,970	2,644,344
Littelfuse	41,660	8,196,188
Luna Innovations 1,2,[3]	655,884	446,001
Mirion Technologies Cl. A [1]	175,458	2,544,141
nLIGHT [1]	314,237	2,441,621
PAR Technology [1]	343,758	21,086,116
Powerfleet [1]	751,408	4,125,230
Rogers Corporation [1]	99,185	6,697,963
Sanmina Corporation [1]	121,253	9,237,053
TD SYNNEX	29,839	3,102,062
Teledyne Technologies [1]	8,040	4,001,588
Vishay Precision Group [1]	14,508	349,498
Vontier Corporation	480,983	15,800,291
		118,380,875
IT Services - 0.7%
Hackett Group (The)	124,565	3,639,789
Kyndryl Holdings [1]	255,631	8,026,814
		11,666,603
Semiconductors & Semiconductor Equipment - 6.3%
Allegro MicroSystems [1]	37,322	937,902
Axcelis Technologies [1]	68,555	3,405,127
Camtek	91,823	5,383,583
Cirrus Logic [1]	182,150	18,152,158
Cohu [1]	266,122	3,914,655
FormFactor [1]	320,894	9,078,091
Ichor Holdings [1]	32,298	730,258
Impinj [1]	49,151	4,457,996
Kulicke & Soffa Industries	166,127	5,478,868
MKS Instruments	99,610	7,983,742
Nova [1]	69,234	12,761,903
NVE Corporation	25,148	1,602,934
Onto Innovation [1]	112,951	13,705,474
Photronics [1]	130,787	2,715,138
Rambus [1]	86,278	4,467,043
SiTime Corporation [1]	29,677	4,536,723
Synaptics [1]	5,707	363,650
Ultra Clean Holdings [1]	83,762	1,793,344
		101,468,589
Software - 2.0%
Agilysys [1]	94,589	6,861,486
Alkami Technology [1]	95,021	2,494,301
Computer Modelling Group	2,339,433	13,102,971
Intapp [1]	33,693	1,966,997
JFrog [1]	84,926	2,717,632
Sapiens International	174,488	4,726,880
		31,870,267
Technology Hardware, Storage & Peripherals - 0.2%
Diebold Nixdorf [1,3]	93,083	4,069,589
Total		277,947,377

Materials – 7.0%
Chemicals - 4.6%
Aspen Aerogels [1]	115,730	739,515
Element Solutions	1,043,072	23,583,858
Hawkins	13,226	1,400,898
Ingevity Corporation [1]	254,165	10,062,392
Innospec	142,076	13,461,701
Minerals Technologies	154,907	9,847,438
NewMarket Corporation	6,834	3,871,119
Quaker Houghton	87,058	10,761,240
		73,728,161
Containers & Packaging - 0.2%
Silgan Holdings	77,480	3,960,778
Metals & Mining - 1.5%
Alamos Gold Cl. A	623,193	16,651,104
Commercial Metals	31,606	1,454,192
Major Drilling Group International [1]	281,491	1,568,783
Metallus [1]	59,261	791,727
Reliance	14,973	4,323,454
		24,789,260
Paper & Forest Products - 0.7%
Stella-Jones	239,845	11,373,491
Total		113,851,690

Real Estate – 1.8%
Real Estate Management & Development - 1.8%
Colliers International Group	31,615	3,834,900
FirstService Corporation	24,813	4,117,717
FRP Holdings [1]	170,323	4,866,128
Kennedy-Wilson Holdings	1,009,406	8,761,644
Marcus & Millichap	174,451	6,009,837
RMR Group (The) Cl. A	93,929	1,563,918
Total		29,154,144

TOTAL COMMON STOCKS
(Cost $1,170,314,151)		1,567,800,056

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.0%
Money Market Funds
Federated Hermes Government Obligations Fund - Institutional Shares (7 day yield-4.21%)
(Cost $10,700)	10,700	10,700

INVESTMENTS AT VALUE
(Cost $1,170,324,851)		1,567,810,756

REPURCHASE AGREEMENT – 3.3%
Fixed Income Clearing Corporation, 3.75% dated 3/31/25, due 4/1/25, maturity value $53,038,759 (collateralized by obligations of U.S. Government Agencies, 1.125% due 2/15/31, valued at $54,093,916)
(Cost $53,033,235)		53,033,235

TOTAL INVESTMENTS – 99.9%
(Cost $1,223,358,086)		1,620,843,991

CASH AND OTHER ASSETS
LESS LIABILITIES – 0.1%		1,621,229

NET ASSETS – 100.0%		$1,622,465,220

SCHEDULES OF INVESTMENTS

ROYCE SMALL-CAP OPPORTUNITY FUND

MARCH 31, 2025 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 97.1%

Communication Services – 4.6%
Entertainment - 1.1%
IMAX Corporation [1]	223,443	$5,887,723
Lions Gate Entertainment Cl. A [1]	592,541	5,243,988
		11,131,711
Interactive Media & Services - 2.0%
DHI Group [1]	1,305,627	1,814,822
EverQuote Cl. A [1]	197,680	5,177,239
IAC [1]	146,777	6,742,935
QuinStreet [1]	317,862	5,670,658
		19,405,654
Media - 1.2%
Criteo ADR [1]	160,194	5,672,470
Magnite [1]	331,320	3,780,361
Thryv Holdings [1]	204,300	2,617,083
		12,069,914
Wireless Telecommunication Services - 0.3%
Gogo [1,3]	282,035	2,431,141
Total		45,038,420

Consumer Discretionary – 10.6%
Automobile Components - 1.9%
Fox Factory Holding [1]	95,679	2,233,148
Garrett Motion	607,550	5,085,193
Modine Manufacturing [1]	65,804	5,050,457
Patrick Industries	50,771	4,293,196
Stoneridge [1]	438,967	2,014,859
		18,676,853
Broadline Retail - 0.4%
Dillard’s Cl. A	10,659	3,817,308
Diversified Consumer Services - 0.6%
American Public Education [1]	125,399	2,798,906
Udemy [1]	409,886	3,180,715
		5,979,621
Hotels, Restaurants & Leisure - 0.1%
Century Casinos [1]	417,984	706,393
Noodles & Company Cl. A [1,3]	453,474	494,286
		1,200,679
Household Durables - 3.7%
Beazer Homes USA [1]	140,120	2,857,047
Cavco Industries [1]	9,599	4,987,928
Century Communities	48,551	3,257,772
Champion Homes [1]	83,742	7,935,392
M/I Homes [1]	29,845	3,407,702
Taylor Morrison Home [1]	105,975	6,362,739
Toll Brothers	22,976	2,426,036
Tri Pointe Homes [1]	146,091	4,663,225
		35,897,841
Specialty Retail - 2.4%
Advance Auto Parts	134,913	5,289,939
Caleres	215,470	3,712,548
J.Jill	208,752	4,076,926
MarineMax [1]	211,374	4,544,541
OneWater Marine Cl. A [1]	267,533	4,328,684
Victoria’s Secret & Co. [1]	85,316	1,585,171
		23,537,809
Textiles, Apparel & Luxury Goods - 1.5%
Capri Holdings [1]	145,151	2,863,829
Lakeland Industries	393,891	7,999,926
Movado Group	108,249	1,809,924
Vera Bradley [1]	608,156	1,368,351
		14,042,030
Total		103,152,141

Consumer Staples – 0.4%
Food Products - 0.4%
SunOpta [1]	880,742	4,280,406
Total		4,280,406

Energy – 9.9%
Energy Equipment & Services - 5.5%
Archrock	147,384	3,867,356
Atlas Energy Solutions	193,486	3,451,790
Kodiak Gas Services	171,096	6,381,881
Liberty Energy Cl. A	226,390	3,583,754
Mammoth Energy Services [1]	680,923	1,389,083
NPK International [1]	734,069	4,264,941
Patterson-UTI Energy	670,884	5,514,666
ProPetro Holding Corp. [1]	518,989	3,814,569
Ranger Energy Services Cl. A	385,085	5,464,356
Select Water Solutions Cl. A	818,205	8,591,153
Solaris Energy Infrastructure Cl. A	270,865	5,894,022
TETRA Technologies [1]	423,044	1,421,428
		53,638,999
Oil, Gas & Consumable Fuels - 4.4%
Ardmore Shipping	465,027	4,552,614
Baytex Energy	1,546,204	3,448,035
Comstock Resources [1]	337,085	6,856,309
Kosmos Energy [1]	1,033,655	2,356,733
Matador Resources	53,673	2,742,154
Navigator Holdings	449,367	5,981,075
Northern Oil and Gas	134,342	4,061,159
SandRidge Energy	452,848	5,171,524
Scorpio Tankers	115,405	4,336,920
Vermilion Energy	502,130	4,065,053
		43,571,576
Total		97,210,575

Financials – 10.2%
Banks - 4.3%
Axos Financial [1]	36,147	2,332,204
BankUnited	210,113	7,236,292
BayCom Corp.	215,799	5,431,661
Business First Bancshares	274,071	6,673,629
Customers Bancorp [1]	86,906	4,362,681
Dime Community Bancshares	167,207	4,661,731
First Foundation	548,995	2,849,284
Hilltop Holdings	124,387	3,787,584
Seacoast Banking Corporation of Florida	186,704	4,803,894
		42,138,960
Capital Markets - 3.7%
Artisan Partners Asset Management Cl. A	134,224	5,248,159
Bridge Investment Group Holdings Cl. A	383,855	3,677,331
Canaccord Genuity Group	929,173	5,430,211
Marex Group	161,797	5,714,670
Moelis & Company Cl. A	42,565	2,484,093
Perella Weinberg Partners Cl. A	316,570	5,824,888
Victory Capital Holdings	128,869	7,457,649
		35,837,001
Financial Services - 1.8%
I3 Verticals Cl. A [1]	274,986	6,783,905
NCR Atleos [1]	204,137	5,385,134
Repay Holdings Cl. A [1]	291,509	1,623,705
Walker & Dunlop	45,175	3,856,138
		17,648,882
Insurance - 0.4%
Abacus Global Management [1]	511,331	3,829,869
Total		99,454,712

Health Care – 9.7%
Biotechnology - 0.2%
MiMedx Group [1]	304,376	2,313,258
Health Care Equipment & Supplies - 3.1%
AngioDynamics [1]	541,095	5,080,882
Apyx Medical [1]	916,134	1,255,104
Artivion [1]	261,030	6,416,117
Bioventus Cl. A [1]	470,929	4,309,000
Enovis Corporation [1]	137,801	5,265,376
Tactile Systems Technology [1]	219,725	2,904,765
Varex Imaging [1]	384,392	4,458,947
		29,690,191
Health Care Providers & Services - 3.9%
AdaptHealth Corp. [1]	508,955	5,517,072
Alignment Healthcare [1]	355,208	6,613,973
Astrana Health [1]	147,356	4,569,509
Community Health Systems [1]	666,886	1,800,592
Concentra Group Holdings Parent	138,518	3,005,841
NeoGenomics [1]	451,941	4,288,920
Privia Health Group [1]	159,788	3,587,241
Quipt Home Medical [1]	1,037,695	2,417,829
RadNet [1]	66,669	3,314,783
Select Medical Holdings	160,897	2,686,980
		37,802,740
Health Care Technology - 1.1%
Evolent Health Cl. A [1]	299,761	2,838,737
LifeMD [1,3]	606,580	3,299,795
OptimizeRx Corporation [1]	523,707	4,535,303
		10,673,835
Life Sciences Tools & Services - 0.5%
Azenta [1]	142,845	4,948,151
Pharmaceuticals - 0.9%
Harrow [1]	108,136	2,876,417
Organon & Co	419,257	6,242,737
		9,119,154
Total		94,547,329

Industrials – 26.2%
Aerospace & Defense - 5.4%
AAR Corp. [1]	122,195	6,841,698
Astronics Corporation [1]	321,233	7,764,202
BWX Technologies	67,517	6,660,552
Ducommun [1]	97,648	5,666,513
Kratos Defense & Security Solutions [1]	223,717	6,642,158
Leonardo DRS	223,877	7,361,076
Mercury Systems [1]	135,701	5,847,356
V2X [1]	130,985	6,424,814
		53,208,369
Air Freight & Logistics - 1.0%
Hub Group Cl. A	119,202	4,430,738
Radiant Logistics [1]	890,806	5,478,457
		9,909,195
Building Products - 1.5%
Gibraltar Industries [1]	58,320	3,421,051
Insteel Industries	104,504	2,748,455
Janus International Group [1]	362,740	2,611,728
Resideo Technologies [1]	327,212	5,791,653
		14,572,887
Commercial Services & Supplies - 3.2%
CECO Environmental [1]	316,527	7,216,816
GDI Integrated Facility Services [1]	99,179	2,237,825
Healthcare Services Group [1]	661,869	6,671,640
Montrose Environmental Group [1]	284,714	4,060,022
Pursuit Attractions and Hospitality [1]	121,224	4,290,117
VSE Corporation	57,459	6,894,505
		31,370,925
Construction & Engineering - 3.6%
Argan	7,058	925,798
Concrete Pumping Holdings	544,657	2,973,827
Construction Partners Cl. A [1]	77,659	5,581,352
Limbach Holdings [1]	40,860	3,042,844
Matrix Service [1]	406,453	5,052,211
Northwest Pipe [1]	121,149	5,003,454
Orion Group Holdings [1]	1,065,769	5,573,972
Primoris Services	117,084	6,721,792
		34,875,250
Electrical Equipment - 0.6%
American Superconductor [1]	224,637	4,074,915
Shoals Technologies Group Cl. A [1]	553,661	1,838,155
		5,913,070
Machinery - 4.9%
Ag Growth International	112,097	2,720,926
Chart Industries [1]	45,439	6,559,574
Commercial Vehicle Group [1,3]	844,903	971,638
Enpro	10,310	1,668,055
Helios Technologies	177,442	5,694,114
Luxfer Holdings	594,743	7,053,652
Mayville Engineering [1]	311,473	4,183,082
Shyft Group (The)	395,094	3,196,311
Stratasys [1]	292,611	2,864,662
Titan International [1]	227,270	1,906,795
Trinity Industries	209,168	5,869,254
Twin Disc	118,679	898,400
Wabash National	385,302	4,257,587
		47,844,050
Professional Services - 3.6%
Kelly Services Cl. A	237,642	3,129,745
Korn Ferry	51,866	3,518,071
Mistras Group [1]	728,363	7,706,081
Resources Connection	618,302	4,043,695
TaskUs Cl. A [1]	414,440	5,648,817
TrueBlue [1]	701,265	3,723,717
WNS (Holdings) [1]	115,158	7,081,065
		34,851,191
Trading Companies & Distributors - 2.4%
Air Lease Cl. A	57,928	2,798,502
DNOW [1]	306,262	5,230,955
Herc Holdings	24,297	3,262,358
MRC Global [1]	501,731	5,759,872
Titan Machinery [1]	138,615	2,361,999
WESCO International	29,593	4,595,793
		24,009,479
Total		256,554,416

Information Technology – 19.8%
Communications Equipment - 3.6%
ADTRAN Holdings [1]	402,103	3,506,338
Applied Optoelectronics [1,3]	308,480	4,735,168
Aviat Networks [1]	358,771	6,877,640
Clearfield [1]	125,050	3,716,486
Comtech Telecommunications [1]	824,497	1,319,195
Digi International [1]	243,533	6,777,524
Gilat Satellite Networks [1]	366,922	2,329,955
Ribbon Communications [1]	1,548,583	6,070,445
		35,332,751
Electronic Equipment, Instruments & Components - 6.2%
Advanced Energy Industries	31,851	3,035,719
Arlo Technologies [1]	606,823	5,989,343
Coherent Corp. [1]	55,483	3,603,066
CTS Corporation	132,664	5,512,189
Fabrinet [1]	8,248	1,629,062
FARO Technologies [1]	255,269	6,968,844
Identiv [1]	735,820	2,347,266
IPG Photonics [1]	76,146	4,807,858
Knowles Corporation [1]	500,633	7,609,622
nLIGHT [1]	774,321	6,016,474
Powerfleet [1]	724,906	3,979,734
SmartRent Cl. A [1,3]	698,212	844,837
Vishay Intertechnology	274,914	4,371,133
Vishay Precision Group [1]	155,294	3,741,032
		60,456,179
IT Services - 2.0%
Applied Digital [1,3]	224,596	1,262,229
Endava ADR Cl. A [1]	192,488	3,755,441
Globant [1]	23,583	2,776,191
Grid Dynamics Holdings [1]	316,020	4,945,713
Kyndryl Holdings [1]	219,804	6,901,846
		19,641,420
Semiconductors & Semiconductor Equipment - 5.5%
Alpha and Omega Semiconductor [1]	164,589	4,091,682
Amkor Technology	194,210	3,507,433
Amtech Systems [1]	137,324	663,275
Cohu [1]	246,728	3,629,369
FormFactor [1]	178,816	5,058,705
Ichor Holdings [1]	303,560	6,863,492
indie Semiconductor Cl. A [1,3]	624,357	1,270,566
inTEST Corporation [1]	472,191	3,300,615
Kopin Corporation [1]	2,697,788	2,514,878
Kulicke & Soffa Industries	138,544	4,569,181
Onto Innovation [1]	10,478	1,271,400
Penguin Solutions [1]	322,051	5,594,026
Ultra Clean Holdings [1]	285,995	6,123,153
Veeco Instruments [1]	250,811	5,036,285
		53,494,060
Software - 2.3%
A10 Networks	370,056	6,046,715
Five9 [1]	191,297	5,193,713
LiveRamp Holdings [1]	178,897	4,676,368
Viant Technology Cl. A [1]	339,278	4,210,440
Xperi [1]	206,933	1,597,523
Zeta Global Holdings Cl. A [1]	73,673	999,006
		22,723,765
Technology Hardware, Storage & Peripherals - 0.2%
Immersion Corporation	238,868	1,810,619
Total		193,458,794

Materials – 5.3%
Chemicals - 1.0%
Aspen Aerogels [1]	252,434	1,613,053
Ingevity Corporation [1]	118,959	4,709,587
Intrepid Potash [1]	39,468	1,159,965
Tronox Holdings	281,518	1,981,887
		9,464,492
Containers & Packaging - 0.2%
Sealed Air	81,398	2,352,402
Metals & Mining - 4.1%
AMG Critical Materials [2]	208,872	3,261,351
ATI [1]	142,665	7,422,860
Capstone Copper [1]	1,050,287	5,408,170
Carpenter Technology	25,502	4,620,452
Commercial Metals	136,647	6,287,128
Ferroglobe	940,883	3,490,676
Major Drilling Group International [1]	949,090	5,289,394
Metallus [1]	292,467	3,907,359
Noranda Aluminum Holding Corporation [1,4]	488,157	0
		39,687,390
Total		51,504,284

Real Estate – 0.4%
Real Estate Management & Development - 0.4%
Kennedy-Wilson Holdings	454,435	3,944,496
Total		3,944,496

TOTAL COMMON STOCKS
(Cost $844,272,883)		949,145,573

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.3%
Money Market Funds
Federated Hermes Government Obligations Fund - Institutional Shares (7 day yield-4.21%)
(Cost $2,515,492)	2,515,492	2,515,492

INVESTMENTS AT VALUE
(Cost $846,788,375)		951,661,065

REPURCHASE AGREEMENT – 3.0%
Fixed Income Clearing Corporation, 3.75% dated 3/31/25, due 4/1/25, maturity value $29,147,103 (collateralized by obligations of U.S. Government Agencies, 1.125% due 2/15/31, valued at $29,726,955)
(Cost $29,144,067)		29,144,067

TOTAL INVESTMENTS – 100.4%
(Cost $875,932,442)		980,805,132

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.4)%		(3,567,867)

NET ASSETS – 100.0%		$977,237,265

SCHEDULES OF INVESTMENTS

ROYCE SMALL-CAP SPECIAL EQUITY FUND

MARCH 31, 2025 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 82.5%

Communication Services – 6.6%
Media - 6.6%
TEGNA	1,868,000	$34,034,960
Total		34,034,960

Consumer Discretionary – 15.1%
Automobile Components - 5.0%
Standard Motor Products	1,028,000	25,628,040
Broadline Retail - 2.4%
Macy’s	1,005,000	12,622,800
Diversified Consumer Services - 1.2%
H&R Block	110,000	6,040,100
Hotels, Restaurants & Leisure - 1.9%
Nathan’s Famous	101,000	9,733,875
Household Durables - 1.2%
Ethan Allen Interiors	225,600	6,249,120
Specialty Retail - 0.0%
ODP Corporation (The) [1]	13,000	186,290
Textiles, Apparel & Luxury Goods - 3.4%
Movado Group	1,049,500	17,547,640
Total		78,007,865

Consumer Staples – 9.9%
Consumer Staples Distribution & Retail - 4.3%
Ingles Markets Cl. A	341,500	22,241,895
Food Products - 3.2%
John B. Sanfilippo & Son	236,000	16,722,960
Household Products - 2.4%
Oil-Dri Corporation of America	271,500	12,467,280
Total		51,432,135

Energy – 0.7%
Energy Equipment & Services - 0.7%
RPC	653,000	3,591,500
Total		3,591,500

Financials – 6.7%
Capital Markets - 6.7%
Diamond Hill Investment Group	137,063	19,578,079
Federated Hermes Cl. B	299,000	12,190,230
GAMCO Investors Cl. A [2]	113,482	2,644,131
Total		34,412,440

Industrials – 23.6%
Building Products - 4.7%
Insteel Industries	417,000	10,967,100
UFP Industries	124,500	13,326,480
		24,293,580
Commercial Services & Supplies - 4.7%
Ennis	1,215,000	24,409,350
Electrical Equipment - 4.5%
Atkore	130,900	7,852,691
Preformed Line Products	107,500	15,059,675
		22,912,366
Machinery - 9.6%
Gencor Industries [1,5]	901,000	10,956,160
Miller Industries	158,500	6,715,645
Mueller Industries	419,000	31,902,660
		49,574,465
Professional Services - 0.1%
Resources Connection	105,000	686,700
Total		121,876,461

Information Technology – 8.6%
Electronic Equipment, Instruments & Components - 4.7%
Vishay Intertechnology	1,515,000	24,088,500
Semiconductors & Semiconductor Equipment - 3.9%
NVE Corporation [5]	320,800	20,447,792
Total		44,536,292

Materials – 8.6%
Chemicals - 0.1%
Huntsman Corporation	23,500	371,065
Construction Materials - 3.4%
United States Lime & Minerals	200,000	17,676,000
Metals & Mining - 1.8%
Commercial Metals	126,000	5,797,260
Metallus [1]	273,000	3,647,280
		9,444,540
Paper & Forest Products - 3.3%
Sylvamo Corporation	256,000	17,169,920
Total		44,661,525

Real Estate – 2.7%
Real Estate Management & Development - 2.7%
Marcus & Millichap	401,000	13,814,450
Total		13,814,450

TOTAL COMMON STOCKS
(Cost $378,112,158)		426,367,628

INVESTMENTS AT VALUE
(Cost $378,112,158)		426,367,628

REPURCHASE AGREEMENT – 17.6%
Fixed Income Clearing Corporation,
3.75% dated 3/31/25, due 4/1/25,
maturity value $90,709,330 (collateralized
by obligations of various U.S. Government
Agencies, 1.875-3.875% due 2/15/32-8/15/34, valued at $92,513,967)
(Cost $90,699,882)		90,699,882

TOTAL INVESTMENTS – 100.1%
(Cost $468,812,040)		517,067,510

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.1)%		(275,524)

NET ASSETS – 100.0%		$516,791,986

SCHEDULES OF INVESTMENTS

ROYCE SMALL-CAP TOTAL RETURN FUND

MARCH 31, 2025 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 96.4%

Communication Services – 1.9%
Diversified Telecommunication Services - 1.9%
IDT Corporation Cl. B	345,434	$17,724,219
Total		17,724,219

Consumer Discretionary – 9.5%
Hotels, Restaurants & Leisure - 0.2%
International Game Technology	140,836	2,289,993
Household Durables - 0.2%
Installed Building Products	13,404	2,298,250
Leisure Products - 1.9%
YETI Holdings [1]	515,944	17,077,747
Specialty Retail - 7.2%
Academy Sports & Outdoors	645,397	29,436,557
Advance Auto Parts	624,851	24,500,408
OneWater Marine Cl. A [1]	713,407	11,542,925
		65,479,890
Total		87,145,880

Energy – 4.1%
Energy Equipment & Services - 4.1%
Cactus Cl. A	170,442	7,811,357
Core Laboratories	689,591	10,336,969
Pason Systems	2,063,268	18,854,087
Total		37,002,413

Financials – 36.9%
Banks - 17.9%
Banc of California	916,110	12,999,601
BankUnited	414,220	14,265,737
Esquire Financial Holdings	26,121	1,969,001
First Financial Bankshares	123,387	4,432,061
German American Bancorp	285,140	10,692,750
Glacier Bancorp	242,899	10,740,994
Hingham Institution for Savings	46,967	11,168,753
Home BancShares	708,233	20,021,747
Metropolitan Bank Holding [1]	179,593	10,055,412
OceanFirst Financial	565,151	9,613,218
Origin Bancorp	440,655	15,277,509
Seacoast Banking Corporation of Florida	598,847	15,408,333
TowneBank	484,417	16,562,217
Western Alliance Bancorp	93,561	7,188,292
Wintrust Financial	30,629	3,444,537
		163,840,162
Capital Markets - 4.2%
GCM Grosvenor Cl. A	1,055,792	13,968,128
Marex Group	486,173	17,171,631
StoneX Group [1]	29,727	2,270,548
Tel Aviv Stock Exchange [2]	395,773	4,667,211
		38,077,518
Financial Services - 3.8%
Compass Diversified Holdings	608,163	11,354,403
Merchants Bancorp	350,358	12,963,246
Walker & Dunlop	120,333	10,271,625
		34,589,274
Insurance - 11.0%
AMERISAFE	291,195	15,302,297
Assured Guaranty	331,298	29,187,354
Axis Capital Holdings	136,864	13,719,247
International General Insurance Holdings	1,128,294	29,685,415
RenaissanceRe Holdings	54,982	13,195,680
		101,089,993
Total		337,596,947

Health Care – 0.8%
Health Care Providers & Services - 0.8%
PACS Group [1]	628,551	7,064,913
Total		7,064,913

Industrials – 23.0%
Building Products - 2.1%
UFP Industries	176,429	18,884,960
Commercial Services & Supplies - 4.2%
Healthcare Services Group [1]	2,162,452	21,797,516
Vestis Corporation	1,720,057	17,028,564
		38,826,080
Electrical Equipment - 1.1%
Atkore	167,937	10,074,541
Machinery - 2.0%
Timken Company (The)	255,104	18,334,324
Professional Services - 6.0%
Barrett Business Services	635,333	26,143,953
Franklin Covey [1]	572,392	15,809,467
Insperity	25,967	2,317,036
KBR	214,046	10,661,631
		54,932,087
Trading Companies & Distributors - 7.6%
Air Lease Cl. A	422,940	20,432,231
FTAI Aviation	226,053	25,098,665
MSC Industrial Direct Cl. A	309,021	24,001,661
		69,532,557
Total		210,584,549

Information Technology – 13.1%
Electronic Equipment, Instruments & Components - 3.7%
Bel Fuse Cl. B	189,447	14,182,002
Vontier Corporation	599,229	19,684,673
		33,866,675
IT Services - 4.8%
Hackett Group (The)	875,075	25,569,691
Kyndryl Holdings [1]	578,317	18,159,154
		43,728,845
Semiconductors & Semiconductor Equipment - 2.5%
Kulicke & Soffa Industries	692,005	22,822,325
Software - 2.1%
Sapiens International	696,945	18,880,240
Total		119,298,085

Materials – 6.0%
Chemicals - 3.8%
Element Solutions	732,257	16,556,331
Ingevity Corporation [1]	460,529	18,232,343
		34,788,674
Containers & Packaging - 2.2%
Silgan Holdings	386,081	19,736,461
Total		54,525,135

Real Estate – 1.1%
Real Estate Management & Development - 1.1%
Kennedy-Wilson Holdings	1,120,939	9,729,751
Total		9,729,751

TOTAL COMMON STOCKS
(Cost $762,082,249)		880,671,892

INVESTMENTS AT VALUE
(Cost $762,082,249)		880,671,892

REPURCHASE AGREEMENT – 4.5%
Fixed Income Clearing Corporation, 3.75% dated 3/31/25, due 4/1/25, maturity value $41,105,196 (collateralized by obligations of U.S. Government Agencies, 1.125% due 2/15/31, valued at $41,923,101)
(Cost $41,100,914)		41,100,914

TOTAL INVESTMENTS – 100.9%
(Cost $803,183,163)		921,772,806

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.9)%		(7,902,584)

NET ASSETS – 100.0%		$913,870,222

SCHEDULES OF INVESTMENTS

ROYCE SMALL-CAP VALUE FUND

MARCH 31, 2025 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 99.0%

Communication Services – 1.9%
Media - 1.9%
TEGNA	99,026	$1,804,254
Total		1,804,254

Consumer Discretionary – 23.0%
Automobile Components - 3.5%
Lear Corporation	19,257	1,698,852
Visteon Corporation [1]	20,032	1,554,884
		3,253,736
Diversified Consumer Services - 1.0%
frontdoor [1]	25,284	971,411
Hotels, Restaurants & Leisure - 0.5%
Bloomin’ Brands	68,418	490,557
Household Durables - 7.8%
Ethan Allen Interiors	36,315	1,005,925
M/I Homes [1]	13,916	1,588,929
Meritage Homes	22,010	1,560,069
PulteGroup	15,519	1,595,353
Tri Pointe Homes [1]	49,964	1,594,851
		7,345,127
Specialty Retail - 8.7%
Academy Sports & Outdoors	24,351	1,110,649
Buckle (The)	39,957	1,531,152
Caleres	70,772	1,219,402
J.Jill	61,170	1,194,650
Shoe Carnival	51,494	1,132,353
Signet Jewelers	20,374	1,182,915
Williams-Sonoma	4,892	773,425
		8,144,546
Textiles, Apparel & Luxury Goods - 1.5%
Kontoor Brands	14,432	925,524
Oxford Industries	7,690	451,173
		1,376,697
Total		21,582,074

Consumer Staples – 2.0%
Consumer Staples Distribution & Retail - 2.0%
Village Super Market Cl. A	50,164	1,906,734
Total		1,906,734

Energy – 10.3%
Oil, Gas & Consumable Fuels - 10.3%
Chord Energy	10,353	1,166,990
Civitas Resources	41,839	1,459,763
Crescent Energy Cl. A	79,279	891,096
Dorchester Minerals L.P.	23,755	714,550
Matador Resources	27,832	1,421,937
Riley Exploration Permian	37,338	1,089,150
SM Energy	49,295	1,476,385
Teekay Tankers Cl. A	36,596	1,400,529
Total		9,620,400

Financials – 23.1%
Banks - 17.3%
Burke & Herbert Financial Services	24,666	1,384,009
Citizens Community Bancorp	38,678	556,190
CNB Financial	52,525	1,168,681
Dime Community Bancshares	40,001	1,115,228
First Bank	78,446	1,161,785
FS Bancorp	5,315	202,023
Heritage Financial	55,665	1,354,329
Mid Penn Bancorp	44,017	1,140,481
OceanFirst Financial	50,617	860,995
Princeton Bancorp	17,578	537,008
Timberland Bancorp	48,922	1,474,998
TrustCo Bank Corp NY	26,799	816,834
Unity Bancorp	36,634	1,491,004
Univest Financial	43,830	1,243,019
WesBanco	29,123	901,648
Western New England Bancorp	82,704	769,147
		16,177,379
Capital Markets - 1.3%
Evercore Cl. A	6,018	1,201,915
Financial Services - 2.5%
Enact Holdings	33,905	1,178,199
International Money Express [1]	95,621	1,206,737
		2,384,936
Insurance - 2.0%
Tiptree	76,918	1,852,954
Total		21,617,184

Health Care – 6.7%
Biotechnology - 1.7%
Catalyst Pharmaceuticals [1]	65,571	1,590,096
Health Care Providers & Services - 2.0%
Molina Healthcare [1]	5,705	1,879,170
Pharmaceuticals - 3.0%
Amphastar Pharmaceuticals [1]	32,888	953,423
Collegium Pharmaceutical [1]	41,303	1,232,895
SIGA Technologies	114,042	624,950
		2,811,268
Total		6,280,534

Industrials – 15.7%
Air Freight & Logistics - 0.5%
Hub Group Cl. A	12,305	457,377
Building Products - 2.0%
MasterBrand [1]	92,647	1,209,970
UFP Industries	6,631	709,782
		1,919,752
Commercial Services & Supplies - 0.8%
Interface	37,772	749,397
Construction & Engineering - 1.1%
Sterling Infrastructure [1]	8,985	1,017,192
Ground Transportation - 1.4%
ArcBest Corporation	15,875	1,120,458
Schneider National Cl. B	10,752	245,683
		1,366,141
Machinery - 2.9%
Allison Transmission Holdings	19,045	1,822,035
Miller Industries	20,784	880,618
		2,702,653
Marine Transportation - 2.4%
Genco Shipping & Trading	94,719	1,265,446
Pangaea Logistics Solutions	200,944	956,493
		2,221,939
Professional Services - 4.6%
Barrett Business Services	32,117	1,321,614
IBEX [1]	73,077	1,779,425
Korn Ferry	17,460	1,184,312
		4,285,351
Total		14,719,802

Information Technology – 13.5%
Electronic Equipment, Instruments & Components - 9.8%
Bel Fuse Cl. B	13,348	999,231
ePlus [1]	17,922	1,093,780
Flex [1]	48,669	1,609,970
Jabil	10,642	1,448,057
PC Connection	12,660	790,237
Sanmina Corporation [1]	23,481	1,788,783
TD SYNNEX	13,672	1,421,341
		9,151,399
Semiconductors & Semiconductor Equipment - 1.2%
Amkor Technology	64,457	1,164,093
Software - 0.5%
Adeia	33,876	447,841
Technology Hardware, Storage & Peripherals - 2.0%
Diebold Nixdorf [1]	42,555	1,860,505
Total		12,623,838

Materials – 2.8%
Chemicals - 1.2%
NewMarket Corporation	2,064	1,169,153
Metals & Mining - 0.8%
Worthington Steel	28,340	717,852
Paper & Forest Products - 0.8%
Sylvamo Corporation	11,010	738,441
Total		2,625,446

TOTAL COMMON STOCKS
(Cost $77,197,064)		92,780,266

INVESTMENTS AT VALUE
(Cost $77,197,064)		92,780,266

REPURCHASE AGREEMENT – 1.1%
Fixed Income Clearing Corporation, 3.75% dated 3/31/25, due 4/1/25, maturity value $1,020,177 (collateralized by obligations of U.S. Government Agencies, 1.125% due 2/15/31, valued at $1,040,625)
(Cost $1,020,071)		1,020,071

TOTAL INVESTMENTS – 100.1%
(Cost $78,217,135)		93,800,337

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.1)%		(93,721)

NET ASSETS – 100.0%		$93,706,616

SCHEDULES OF INVESTMENTS

ROYCE SMALLER-COMPANIES GROWTH FUND

MARCH 31, 2025 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 94.9%

Consumer Discretionary – 10.6%
Diversified Consumer Services - 3.7%
Bright Horizons Family Solutions [1]	24,506	$3,113,242
OneSpaWorld Holdings	190,000	3,190,100
		6,303,342
Hotels, Restaurants & Leisure - 6.2%
DraftKings Cl. A [1]	51,000	1,693,710
Kura Sushi USA Cl. A [1,3]	29,500	1,510,400
Life Time Group Holdings [1]	152,000	4,590,400
Texas Roadhouse	16,000	2,666,080
		10,460,590
Household Durables - 0.7%
Installed Building Products	7,000	1,200,220
Total		17,964,152

Consumer Staples – 4.2%
Consumer Staples Distribution & Retail - 2.9%
Guardian Pharmacy Services Cl. A [1,3]	235,000	4,996,100
Food Products - 1.3%
Freshpet [1]	26,000	2,162,420
Total		7,158,520

Energy – 3.2%
Energy Equipment & Services - 0.8%
Natural Gas Services Group [1]	18,000	395,460
Oceaneering International [1]	43,000	937,830
		1,333,290
Oil, Gas & Consumable Fuels - 2.4%
Centrus Energy Cl. A [1]	6,000	373,260
Golar LNG	72,000	2,735,280
Uranium Energy [1]	210,000	1,003,800
		4,112,340
Total		5,445,630

Financials – 11.5%
Banks - 5.3%
Atlantic Union Bankshares	58,000	1,806,120
Coastal Financial [1]	30,000	2,712,300
Glacier Bancorp	35,000	1,547,700
Seacoast Banking Corporation of Florida	113,000	2,907,490
		8,973,610
Capital Markets - 0.7%
Sprott	26,000	1,164,810
Financial Services - 2.3%
Cantaloupe [1]	491,000	3,864,170
Insurance - 3.2%
Abacus Global Management [1]	497,000	3,722,530
TWFG Cl. A [1]	57,000	1,761,870
		5,484,400
Total		19,486,990

Health Care – 21.6%
Biotechnology - 10.3%
Alvotech [1]	144,000	1,392,480
ARS Pharmaceuticals [1,3]	276,000	3,472,080
CareDx [1]	154,000	2,733,500
Catalyst Pharmaceuticals [1]	69,000	1,673,250
89bio [1]	192,000	1,395,840
MeiraGTx Holdings [1]	216,989	1,471,185
Oxford Biomedica [1,2]	310,000	1,204,843
Palvella Therapeutics [1]	71,493	2,001,089
PureTech Health [1,2]	1,106,000	2,056,749
		17,401,016
Health Care Equipment & Supplies - 3.6%
Alphatec Holdings [1]	228,000	2,311,920
Integer Holdings [1]	15,000	1,770,150
SI-BONE [1]	110,000	1,543,300
TransMedics Group [1]	6,000	403,680
		6,029,050
Health Care Providers & Services - 1.0%
BrightSpring Health Services [1]	48,000	868,320
Talkspace [1]	307,462	787,103
		1,655,423
Life Sciences Tools & Services - 1.5%
Azenta [1]	29,000	1,004,560
BioLife Solutions [1]	71,000	1,621,640
		2,626,200
Pharmaceuticals - 5.2%
Axsome Therapeutics [1]	24,000	2,799,120
Corcept Therapeutics [1,3]	47,000	5,368,340
Harrow [1]	21,700	577,220
		8,744,680
Total		36,456,369

Industrials – 16.7%
Aerospace & Defense - 2.7%
AeroVironment [1]	16,000	1,907,040
BWX Technologies	26,500	2,614,225
		4,521,265
Commercial Services & Supplies - 4.6%
ACV Auctions Cl. A [1]	315,000	4,438,350
VSE Corporation	28,000	3,359,720
		7,798,070
Construction & Engineering - 2.4%
Argan	7,000	918,190
Limbach Holdings [1]	43,000	3,202,210
		4,120,400
Machinery - 1.5%
ATS Corporation [1]	99,000	2,467,691
Passenger Airlines - 0.8%
Blade Air Mobility [1]	492,000	1,343,160
Professional Services - 1.5%
Paylocity Holding [1]	13,786	2,582,669
Trading Companies & Distributors - 3.2%
Distribution Solutions Group [1]	93,611	2,621,108
FTAI Aviation	25,000	2,775,750
		5,396,858
Total		28,230,113

Information Technology – 26.5%
Communications Equipment - 0.9%
ADTRAN Holdings [1]	170,000	1,482,400
Electronic Equipment, Instruments & Components - 4.4%
Mirion Technologies Cl. A [1]	238,000	3,451,000
nLIGHT [1]	105,000	815,850
PAR Technology [1]	53,000	3,251,020
		7,517,870
Semiconductors & Semiconductor Equipment - 6.5%
Impinj [1]	30,500	2,766,350
Nova [1]	11,500	2,119,795
PDF Solutions [1]	43,000	821,730
Semtech Corporation [1]	69,000	2,373,600
Silicon Laboratories [1]	25,500	2,870,535
		10,952,010
Software - 14.7%
Agilysys [1]	34,000	2,466,360
Blend Labs Cl. A [1]	829,000	2,777,150
Clearwater Analytics Holdings Cl. A [1]	104,000	2,787,200
Coveo Solutions [1]	456,000	1,711,129
CyberArk Software [1]	7,500	2,535,000
Descartes Systems Group (The) [1]	29,033	2,927,397
JFrog [1]	97,318	3,114,176
NextNav [1,3]	139,894	1,702,510
Northern Data [1,2,3]	35,000	905,776
Vertex Cl. A [1]	73,250	2,564,483
Zeta Global Holdings Cl. A [1]	97,000	1,315,320
		24,806,501
Total		44,758,781

Materials – 0.6%
Chemicals - 0.6%
Flotek Industries [1]	125,000	1,041,250
Total		1,041,250

TOTAL COMMON STOCKS
(Cost $136,863,446)		160,541,805

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.7%
Money Market Funds
Federated Hermes Government Obligations Fund - Institutional Shares (7 day yield-4.21%)
(Cost $1,088,707)	1,088,707	1,088,707

INVESTMENTS AT VALUE
(Cost $137,952,153)		161,630,512

REPURCHASE AGREEMENT – 4.0%
Fixed Income Clearing Corporation, 3.75% dated 3/31/25, due 4/1/25, maturity value $6,835,474 (collateralized by obligations of U.S. Government Agencies, 3.875% due 8/15/34, valued at $6,971,520)
(Cost $6,834,762)		6,834,762

TOTAL INVESTMENTS – 99.6%
(Cost $144,786,915)		168,465,274

CASH AND OTHER ASSETS
LESS LIABILITIES – 0.4%		712,068

NET ASSETS – 100.0%		$169,177,342

For the purposes of this report, “ADR” shall mean American Depository Receipt.

[1]	Non-income producing.
[2]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities and/or due to the application of fair value factors.
[3]	All or a portion of these securities were on loan as of March 31, 2025.
[4]	Securities for which market quotations are not readily available represent 0.0% and 0.0% of net assets for Royce Micro-Cap Fund and Royce Small-Cap Opportunity Fund. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Trustees. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.
[5]	As of March 31, 2025, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

Securities of Royce International Premier Fund are categorized by the country of their headquarters.

Tax Information:

As of March 31, 2025, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

		Net Unrealized
		Appreciation	Gross Unrealized
	Tax Basis Cost	(Depreciation)	Appreciation	(Depreciation)
Royce Dividend Value Fund	$56,881,420	$5,654,590	$9,776,955	$4,122,365
Royce International Premier Fund	130,157,497	2,416,373	21,266,645	18,850,272
Royce Micro-Cap Fund	227,071,094	28,136,970	70,472,667	42,335,697
Royce Premier Fund	666,287,623	368,371,733	411,645,255	43,273,522
Royce Small-Cap Fund	1,227,656,259	393,187,732	488,853,074	95,665,342
Royce Small-Cap Opportunity Fund	880,744,170	100,060,962	228,587,432	128,526,470
Royce Small-Cap Special Equity Fund	468,814,726	48,252,784	86,044,487	37,791,703
Royce Small-Cap Total Return Fund	806,625,505	115,147,301	176,751,926	61,604,625
Royce Small-Cap Value Fund	78,411,974	15,388,363	22,701,600	7,313,237
Royce Smaller-Companies Growth Fund	145,057,314	23,407,960	35,977,525	12,569,565

The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:

Royce Dividend Value Fund, Royce International Premier Fund, Royce Micro-Cap Fund, Royce Premier Fund, Royce Small-Cap Fund, Royce Small-Cap Opportunity Fund, Royce Small-Cap Special Equity Fund, Royce Small-Cap Total Return Fund, Royce Small-Cap Value Fund and Royce Smaller-Companies Growth Fund (each, a “Fund”, and collectively, the “Funds”), are the10 series of The Royce Fund (the “Trust”), an open-end management investment company organized as a Delaware statutory trust. Royce & Associates, LP, the Funds’ investment adviser, is a majority-owned subsidiary of Franklin Resources, Inc. and primarily conducts business using the name Royce Investment Partners (“Royce”). Investment transactions are accounted for on the trade date. Portfolio securities held by the Funds are valued as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on the valuation date. Investments in money market funds are valued at net asset value per share. Values for non-U.S. dollar denominated equity securities are converted to U.S. dollars daily based upon prevailing foreign currency exchange rates as quoted by a major bank.

Portfolio securities that are listed on an exchange or Nasdaq, or traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system, are valued: (i) on the basis of their last reported sales prices or official closing prices, as applicable, on a valuation date; or (ii) at their highest reported bid prices in the event such equity securities did not trade on a valuation date. Such inputs are generally referred to as “Level 1” inputs because they represent reliable quoted prices in active markets for identical securities.

If the value of a portfolio security held by a Fund cannot be determined solely by reference to Level 1 inputs, such portfolio security will be “fair valued.” The Trust’s Board of Trustees has designated Royce as valuation designee to perform fair value determinations for such portfolio securities in accordance with Rule 2a-5 under the Investment Company Act of 1940 (“Rule 2a-5”). Pursuant to Rule 2a-5, fair values are determined in accordance with policies and procedures approved by the Trust’s Board of Trustees and policies and procedures adopted by Royce in its capacity as valuation designee for the Trust. Fair valued securities are reported as either “Level 2” or “Level 3” securities.

As a general principle, the fair value of a security is the amount which a Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, no assurance can be given that a fair value assigned to a particular portfolio security will be the amount which the Fund might be able to receive upon its current sale. When a fair value pricing methodology is used, the fair value prices used by the Fund for such securities will likely differ from the quoted or published prices for the same securities.

Level 2 inputs are other significant observable inputs (e.g., dealer bid side quotes and quoted prices for securities with comparable characteristics). Examples of situations in which Level 2 inputs are used to fair value portfolio securities held by the Funds on a particular valuation date include:

●	Over-the-counter equity securities other than those traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system (collectively referred to herein as “Other OTC Equity Securities”) are fair valued at their highest bid price when Royce receives at least two bid side quotes from dealers who make markets in such securities;
●	Certain bonds and other fixed income securities may be fair valued by reference to other securities with comparable ratings, interest rates, and maturities in accordance with valuation methodologies maintained by certain independent pricing services; and
●	The Funds use an independent pricing service to fair value certain non-U.S. equity securities when U.S. market volatility exceeds a certain threshold set by Royce as valuation designee. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts, and other indications to estimate the fair value of such non-U.S. securities.

Level 3 inputs are significant unobservable inputs. Examples of Level 3 inputs include (without limitation) the last trade price for a security before trading was suspended or terminated; discounts to last trade price for lack of marketability or otherwise; market price information regarding other securities; information received from the issuer and/or published documents, including SEC filings and financial statements; and other publicly available information. Pursuant to the above-referenced policies and procedures, Royce may use various techniques in making fair value determinations based upon Level 3 inputs, which techniques may include (without limitation): (i) workout valuation methods (e.g., earnings multiples, discounted cash flows, liquidation values, derivations of book value, firm or probable offers from qualified buyers for the issuer’s ongoing business, etc.); (ii) discount or premium from market, or compilation of other observable market information, for other similar freely traded securities; (iii) conversion from the readily available market price of a security into which an affected security is convertible or exchangeable; and (iv) pricing models or other formulas.

A security that is valued by reference to Level 1 or Level 2 inputs may drop to Level 3 on a particular valuation date for several reasons, including if:

●	an equity security that is listed on an exchange or Nasdaq, or traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system, has not traded and there are no bids;
●	Royce does not receive at least two bid side quotes for an Other OTC Equity Security;
●	the independent pricing services are unable to supply fair value prices; or
●	the Level 1 or Level 2 inputs become otherwise unreliable for any reason (e.g., a significant event occurs after the close of trading for a security but prior to the time a Fund prices its shares).

The table below shows the aggregate value of the various Level 1, Level 2, and Level 3 securities held by the Funds as of March 31, 2025. Any Level 2 or Level 3 securities held by a Fund are noted in its Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with owning those securities.

	Level 1	Level 2	Level 3	Total
Royce Dividend Value Fund
Common Stocks	$60,109,566	$596,774	$–	$60,706,340
Repurchase Agreement	–	1,829,670	–	1,829,670
Royce International Premier Fund
Common Stocks	2,703,033	124,004,862	–	126,707,895
Preferred Stocks	–	2,246,539	–	2,246,539
Repurchase Agreement	–	3,619,436	–	3,619,436
Royce Micro-Cap Fund
Common Stocks	240,686,495	4,134,729	0	244,821,224
Money Market Fund/Collateral Received for Securities Loaned	1,709,777	–	–	1,709,777
Repurchase Agreement	–	8,677,063	–	8,677,063
Royce Premier Fund
Common Stocks	986,080,795	–	–	986,080,795
Repurchase Agreement	–	48,578,561	–	48,578,561
Royce Small-Cap Fund
Common Stocks	1,567,354,055	446,001	–	1,567,800,056
Money Market Fund/Collateral Received for Securities Loaned	10,700	–	–	10,700
Repurchase Agreement	–	53,033,235	–	53,033,235
Royce Small-Cap Opportunity Fund
Common Stocks	945,884,222	3,261,351	0	949,145,573
Money Market Fund/Collateral Received for Securities Loaned	2,515,492	–	–	2,515,492
Repurchase Agreement	–	29,144,067	–	29,144,067
Royce Small-Cap Special Equity Fund
Common Stocks	423,723,497	2,644,131	–	426,367,628
Repurchase Agreement	–	90,699,882	–	90,699,882
Royce Small-Cap Total Return Fund
Common Stocks	876,004,681	4,667,211	–	880,671,892
Repurchase Agreement	–	41,100,914	–	41,100,914
Royce Small-Cap Value Fund
Common Stocks	92,780,266	–	–	92,780,266
Repurchase Agreement	–	1,020,071	–	1,020,071
Royce Smaller-Companies Growth Fund
Common Stocks	156,374,437	4,167,368	–	160,541,805
Money Market Fund/Collateral Received for Securities Loaned	1,088,707	–	–	1,088,707
Repurchase Agreement	–	6,834,762	–	6,834,762

Repurchase Agreements:

The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities. The remaining contractual maturities of repurchase agreements held by the Funds as of March 31, 2025, are next business day and continuous.

Securities Lending:

The Funds loan securities through a lending agent, State Street Bank and Trust Company, to qualified institutional investors for the purpose of earning additional income. The lending agent receives and holds collateral from such borrowers to secure their obligations to the Funds. Such loans must be secured at all times by collateral in an amount at least equal to the market value of the loaned securities. The market values of the loaned securities and the collateral fluctuate and are determined at the close of each business day by the lending agent. Borrowers are required to post additional collateral to the lending agent on the next succeeding business day in the event of a collateral shortfall. Counterparty risk is further reduced by loaning securities only to parties that participate in a Global Securities Lending Program organized and monitored by the lending agent and that are deemed by it to satisfy its requirements and by having the lending agent enter into securities lending agreements with such borrowers. The lending agent is not affiliated with Royce.

Collateral may be in the form of cash or U.S. Treasuries. Cash collateral is invested in certain money market pooled investment vehicles. The Funds record a liability in their respective Statements of Assets and Liabilities for the return of such cash collateral during periods in which securities are on loan. The Funds bear the risk of loss for any decrease in the market value of the loaned securities or the investments purchased with cash collateral received from the borrowers.

Pursuant to the agreement in place between the Funds and the lending agent, if a borrower fails to return loaned securities, and the cash collateral being maintained by the lending agent on behalf of such borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent shall, at its option, either replace the loaned securities or pay the amount of the shortfall to the Funds. In the event of the bankruptcy of a borrower, the Funds could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Loans of securities generally do not have stated maturity dates, and the Funds may recall a security at any time. The Funds’ securities lending income consists of the income earned on investing cash collateral, plus any premium payments received for lending certain securities, less any rebates paid to borrowers and lending agent fees associated with the loan. Pursuant to the agreement in place between the Funds and the lending agent, the Funds are responsible for any shortfall in the event the value of the investments purchased with cash collateral is insufficient to pay the rebate fee to the borrower.

The following table presents cash collateral and the market value of securities on loan collateralized by cash collateral held by the Funds as of March 31, 2025:

		Securities on Loan
	Cash Collateral[1]	Collateralized by Cash Collateral	Net Amount
Royce Micro-Cap Fund	$1,709,777	$(1,485,190)	$224,587
Royce Small-Cap Fund	10,700	(7,276)	3,424
Royce Small-Cap Opportunity Fund	2,515,492	(2,310,544)	204,948
Royce Smaller-Companies Growth Fund	1,088,707	(1,030,608)	58,099

[1]	The contractual maturity of cash collateral is overnight and continuous.

The following table presents non-cash collateral and the market value of securities on loan collateralized by non-cash collateral held by the Funds’ custodian as of March 31, 2025:

		Securities on Loan
	Non-Cash Collateral	Collateralized by Non-Cash Collateral	Net Amount
Royce Micro-Cap Fund	$1,416,619	$(1,372,309)	$44,310
Royce Small-Cap Fund	943,940	(922,405)	21,535
Royce Small-Cap Opportunity Fund	1,579,704	(1,545,001)	34,703
Royce Smaller-Companies Growth Fund	6,126,344	(5,954,702)	171,642

Transactions in Affiliated Companies:

An “Affiliated Company,” as defined in the 1940 Act, is a company in which a Fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the three months ended March 31, 2025:

						Change in Net
		Market			Realized	Unrealized			Market
	Shares	Value	Costs of	Proceeds	Gain	Appreciation	Dividend	Shares	Value
Affiliated Company [1]	12/31/24	12/31/24	Purchases	from Sales	(Loss)	(Depreciation)	Income	3/31/25	3/31/25
Royce Small-Cap Opportunity Fund
Consumer Discretionary – 0.8%
Textiles, Apparel & Luxury Goods – 0.8%
Lakeland Industries [2]	428,565	$10,949,836	$–	$800,693	$219,741	$(2,368,958)	$12,487	n/a	n/a
		10,949,836			219,741	(2,368,958)	12,487
Royce Small-Cap Special Equity Fund
Financials – 3.8%
Capital Markets – 3.8%
Diamond Hill Investment Group [2]	139,500	21,636,450	–	367,987	124,287	(1,814,671)	205,595	n/a	n/a
		21,636,450			124,287	(1,814,671)	205,595
Industrials – 2.1%
Machinery – 2.1%
Gencor Industries [3,4]	913,000	16,114,450	65,741	264,016	90,292	(5,050,307)	–	901,000	$10,956,160
		16,114,450			90,292	(5,050,307)	–		10,956,160
Information Technology – 3.9%
Semiconductors & Semiconductor Equipment – 3.9%
NVE Corporation [3]	326,500	26,586,895	215	465,593	209,990	(5,883,715)	320,800	320,800	20,447,792
		26,586,895			209,990	(5,883,715)	320,800		20,447,792
		64,337,795			424,569	(12,748,693)	526,395		31,403,952

[1]	Percentages represent the percentages of the investments in Affiliated Companies of the Fund’s net assets.
[2]	Not an Affiliated Company as of March 31, 2025.
[3]	As of March 31, 2025, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.
[4]	Non-income producing.

Other information regarding the Fund is available in the Fund’s most recent Prospectus, Annual and Semiannual Shareholder Reports, and Annual and Semiannual Financial Statements. This information is available through Royce Investment Partners (www.royceinvest.com) and on the Securities and Exchange Commission’s website (www.sec.gov).